PENDING MERGER - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 06, 2012	Dec. 10, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 10, 2012 Trio Merger Corporation [Member]	Jun. 27, 2011 Trio Merger Corporation [Member]	Dec. 10, 2012 Trio Merger Corporation [Member] Prior To Merger [Member]	Dec. 10, 2012 Senior Management [Member] Trio Merger Corporation [Member]
Business Acquisition [Line Items]
Proceeds from Issuance Initial Public Offering								$ 69,670
Controlling Interest Percentage										51.00%
Special Dividends Declarable Subject To Restrictions									15,000
Stock Issued During Period, Shares, Acquisitions							6,448,413
Payments to Acquire Businesses, Gross							7,500
Business Acquisition Notes Issued Or Issuable Value Assigned							17,500
Preferred Shares Purchase Price							5,000
Business Acquisition Shares Deposited In Escrow							545,635
Business Combination, Acquisition Related Costs	$ 1,900,000		$ 591,000	$ 0	$ 1,174,000	$ 0
Business Combination Additional Shares Issuable On Ebita Targets Achievement		992,064